Changes in fair value of financial assets / (liabilities) - Summary of Changes in Fair Value of Financial Instruments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets / (liabilities)	¥ 53	¥ 265
Other non current financial assets at fair value through profit loss [member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets / (liabilities)	(14)	3
Interest Rate Swaps [Member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets / (liabilities)	(11)
Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets / (liabilities)	(16)	231
Forward foreign exchange contracts [Member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets / (liabilities)	(107)	¥ 31
Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets / (liabilities)	¥ 201